Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(2,3)	Average Summary Compensation Table Total for Non-CEO NEOs(4)	Average Compensation Actually Paid to Non-CEO NEOs(2,4,5)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) (in 000s)	Hotel EBITDA per Key (in 000s)(8)
					TSR(6)	Peer Group TSR(7)
2022	$5,724,130	$(1,271,585)	$2,639,892	$(1,188,791)	$50.30	$99.78	$(84,981)	$30.9
2021	$11,273,094	$11,209,540	$7,201,511	$7,146,486	$83.83	$131.86	$(186,372)	$12.0
2020	$4,364,168	$2,858,485	$2,134,962	$1,521,916	$70.33	$92.05	$(392,593)	$(3.1)

Company Selected Measure Name		Hotel EBITDA per Key
Named Executive Officers, Footnote [Text Block]		Amounts shown are the amounts of total compensation reported for our Chief Executive Officer, Mr. Bortz, who is our principal executive officer.Amounts shown are the averages of the amounts of total compensation reported for our Co-Presidents, Messrs. Martz and Fisher, who are our two non-CEO NEOs.
Peer Group Issuers, Footnote [Text Block]		In accordance with SEC rules, amounts in this column represent, as of December 31 of each year presented, the cumulative value of a $100 investment made on January 1, 2020 in the common equity of the FTSE Nareit Equity REITs index.
PEO Total Compensation Amount		$ 5,724,130	$ 11,273,094	$ 4,364,168
PEO Actually Paid Compensation Amount		$ (1,271,585)	11,209,540	2,858,485
Adjustment To PEO Compensation, Footnote [Text Block]	The following table provides a reconciliation from Summary Compensation Table Total for CEO to Compensation Actually Paid to CEO, in which “Fair Value” means fair value calculated in accordance with FASB ASC 718, “SCT” means the Summary Compensation Table in this Proxy Statement, “FY” means “fiscal year” and “FYE” means “fiscal year end.”

	2020	2021	2022
SCT Total for CEO	$4,364,168	$11,273,094	$5,724,130
Subtract amount reported under the “Share Awards” Column in the SCT	(3,222,343)	(8,672,101)	(3,359,507)
Subtract Fair Value (as of vesting date) of awards granted during FY that vested during such FY	—	—	—
Add Fair Value (as of FYE) of awards granted during FY that remained unvested as of FYE	2,324,698	8,549,469	1,569,650
Add (subtract) change in Fair Value from prior FYE to FYE for awards granted during prior FY that were outstanding and unvested as of FYE	(740,054)	46,791	(5,218,488)
Add (subtract) change in Fair Value from prior FYE to vesting date for awards granted during prior FY that vested during FY	—	—	—
Subtract Fair Value as of prior FYE of awards granted during prior FY that were Forfeited during FY	—	—	—
Add dividends or other earnings paid on awards during FY prior to vesting date	132,016	12,287	12,630
Compensation Actually Paid to CEO	$2,858,485	$11,209,540	$(1,271,585)

Non-PEO NEO Average Total Compensation Amount		$ 2,639,892	7,201,511	2,134,962
Non-PEO NEO Average Compensation Actually Paid Amount		$ (1,188,791)	7,146,486	1,521,916
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The following table provides a reconciliation from Summary Compensation Table Total for Non-CEO NEOs to Compensation Actually Paid to Non-CEO NEOs, in which “Fair Value” means fair value calculated in accordance with FASB ASC 718, “SCT” means the Summary Compensation Table in this Proxy Statement, “FY” means “fiscal year” and “FYE” means “fiscal year end.”

	2020	2021	2022
Average SCT Total for Non-CEO NEOs	$2,134,962	$7,201,511	$2,639,892
Subtract amount reported under the “Share Awards” Column in the SCT	(1,323,452)	(5,905,682)	(1,439,792)
Subtract Fair Value (as of vesting date) of awards granted during FY that vested during such FY	—	—	—
Add Fair Value (as of FYE) of awards granted during FY that remained unvested as of FYE	954,779	5,822,259	672,709
Add (subtract) change in Fair Value from prior FYE to FYE for awards granted during prior FY that were outstanding and unvested as of FYE	(312,074)	19,217	(3,070,946)
Add (subtract) change in Fair Value from prior FYE to vesting date for awards granted during prior FY that vested during FY	—	—	—
Subtract Fair Value as of prior FYE of awards granted during prior FY that were Forfeited during FY	—	—	—
Add dividends or other earnings paid on awards during FY prior to vesting date	67,701	9,181	9,346
Average Compensation Actually Paid to Non-CEO NEOs	$1,521,916	$7,146,486	$(1,188,791)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The following chart illustrates the compensation actually paid (as computed in accordance with SEC rules, the “CAP”) of our CEO, the average CAP of the two other NEOs, and the values of $100 investments made in Common Shares and the Nareit Equity REITs Index on January 1, 2020 as of December 31, 2020, 2021 and 2022 (as computed in accordance with SEC rules, “Company TSR” and “Peer Group TSR,” respectively).

Compensation Actually Paid vs. Net Income [Text Block]
In contrast, as the following two charts show, there has been almost no correlation between our NEOs’ CAPs and either Net Income or Hotel EBITDA per Key. In our compensation program for each of the years presented, we did not use Net Income to determine any portion of our NEOs’ compensation, and we used Hotel EBITDA per Key only for the cash incentive bonus, to which it contributed only approximately 1% of our NEOs’ target total compensation.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
In contrast, as the following two charts show, there has been almost no correlation between our NEOs’ CAPs and either Net Income or Hotel EBITDA per Key. In our compensation program for each of the years presented, we did not use Net Income to determine any portion of our NEOs’ compensation, and we used Hotel EBITDA per Key only for the cash incentive bonus, to which it contributed only approximately 1% of our NEOs’ target total compensation.

Total Shareholder Return Vs Peer Group [Text Block]
The following chart illustrates the compensation actually paid (as computed in accordance with SEC rules, the “CAP”) of our CEO, the average CAP of the two other NEOs, and the values of $100 investments made in Common Shares and the Nareit Equity REITs Index on January 1, 2020 as of December 31, 2020, 2021 and 2022 (as computed in accordance with SEC rules, “Company TSR” and “Peer Group TSR,” respectively).

Tabular List [Table Text Block]	The following table sets forth the most important financial measures used to link executive compensation and company performance for our executive compensation program of the years indicated.

2021 and 2022	2023
Company TSR	Company TSR
Company TSR relative to TSRs of the TSR Peer Group	Company TSR relative to TSRs of the TSR Peer Group
Hotel EBITDA per Key	Hotel EBITDA per Key growth vs. Peers’
Aggregate sales price of dispositions	Aggregate sales price of dispositions
Portfolio RevPAR Penetration Index Improvement
Adjusted FFO per Share

Total Shareholder Return Amount		$ 50.30	83.83	70.33
Peer Group Total Shareholder Return Amount		99.78	131.86	92.05
Net Income (Loss)		$ (84,981,000)	$ (186,372,000)	$ (392,593,000)
Company Selected Measure Amount		30,900	12,000.0	(3,100)
PEO Name		Mr. Bortz
Additional 402(v) Disclosure [Text Block]		The dollar amounts reported represent the amount of “compensation actually paid,” as computed in accordance with SEC rules. Negative amounts in this column do not represent money that our executive officers paid back to the Company.In accordance with SEC rules, amounts in this column represent, as of December 31 of each year presented, the cumulative value of a $100 investment made on January 1, 2020 in Common Shares.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Hotel EBITDA per Key growth vs. Peers’	Hotel EBITDA per Key	Hotel EBITDA per Key
Non-GAAP Measure Description [Text Block]		We have presented Hotel EBITDA per Key because it is the only financial measure among the performance metrics used for determining compensation actually paid to our NEOs for 2020, 2021 and 2022. Hotel EBITDA per Key, which is a non-GAAP financial measure, is calculated by dividing (a) the total net income generated by our hotel properties for the period plus the total depreciation and amortization of those hotel properties for the period by (b) the total number of guest rooms of those hotel properties for the period. We believe that Hotel EBITDA per Key is a useful financial measure for evaluating the operating performance of our hotels because it excludes the impact of depreciation and amortization and is, in effect, a proxy for cash flow from the hotel properties.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Company TSR	Company TSR	Company TSR
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Company TSR relative to TSRs of the TSR Peer Group	Company TSR relative to TSRs of the TSR Peer Group	Company TSR relative to TSRs of the TSR Peer Group
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Aggregate sales price of dispositions	Aggregate sales price of dispositions	Aggregate sales price of dispositions
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Portfolio RevPAR Penetration Index Improvement
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted FFO per Share
PEO [Member] | Subtract Amount Under Share Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (3,359,507)	$ (8,672,101)	$ (3,222,343)
PEO [Member] | Subtract Fair Value Of Awards Granted During Fiscal Year That Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | Add Fair Values Of Awards Granted During Fiscal Year That Remain Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,569,650	8,549,469	2,324,698
PEO [Member] | Increase (Decrease) Due To Change in Fair Value From Prior Year to Current Year For Awards Granted During Prior Year That Remain Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(5,218,488)	46,791	(740,054)
PEO [Member] | Increase (Decrease) Change In Fair Value From Prior Year To Vesting Date Of Awards Granted During Prior Year That Vested in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | Subtract Fair Value As Of Prior Year Of Awards Granted During Prior Year That Were Forfeited During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | Add Dividends Or Other Earnings Paid On Awards During Prior Year To Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		12,630	12,287	132,016
Non-PEO NEO [Member] | Subtract Amount Under Share Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,439,792)	(5,905,682)	(1,323,452)
Non-PEO NEO [Member] | Subtract Fair Value Of Awards Granted During Fiscal Year That Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Non-PEO NEO [Member] | Add Fair Values Of Awards Granted During Fiscal Year That Remain Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		672,709	5,822,259	954,779
Non-PEO NEO [Member] | Increase (Decrease) Due To Change in Fair Value From Prior Year to Current Year For Awards Granted During Prior Year That Remain Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(3,070,946)	19,217	(312,074)
Non-PEO NEO [Member] | Increase (Decrease) Change In Fair Value From Prior Year To Vesting Date Of Awards Granted During Prior Year That Vested in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Non-PEO NEO [Member] | Subtract Fair Value As Of Prior Year Of Awards Granted During Prior Year That Were Forfeited During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Non-PEO NEO [Member] | Add Dividends Or Other Earnings Paid On Awards During Prior Year To Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 9,346	$ 9,181	$ 67,701